Intangible assets (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Intangible assets other than goodwill at beginning of period			$ 174,901	$ 171,684
Derecognition			102,000
Intangible assets other than goodwill at end of period		$ 125,228	125,228	174,901	$ 171,684
Commitments to acquire additional intangible assets		0	0
Intangible assets are pledged as security		0	0
Acquired R&D available for use
Intangible assets
Reclassification	$ 52,900
Intangible assets other than goodwill at end of period		105,539	105,539
Acquired In-Process R&D
Intangible assets
Intangible assets other than goodwill at beginning of period			70,180	70,180
Reclassification	$ (52,900)
Intangible assets other than goodwill at end of period		17,249	17,249	70,180	70,180
Software & databases
Intangible assets
Intangible assets other than goodwill at beginning of period			2,722	2,446
Intangible assets other than goodwill at end of period		2,440	2,440	2,722	2,446
Other Intangibles
Intangible assets
Intangible assets other than goodwill at beginning of period			102,000	99,058
Amortization		(102,000)
Intangible assets other than goodwill at end of period				102,000	99,058
Cost
Intangible assets
Intangible assets other than goodwill at beginning of period			176,519	172,591	167,781
Additions			56,000	102,992	5,000
Translation differences					(190)
Disposals				(5)
Derecognition			(102,000)	(99,058)
Intangible assets other than goodwill at end of period		130,520	130,520	176,519	172,591
Cost | Acquired R&D available for use
Intangible assets
Additions			56,000
Reclassification			52,931
Intangible assets other than goodwill at end of period		108,931	108,931
Cost | Acquired In-Process R&D
Intangible assets
Intangible assets other than goodwill at beginning of period			70,180	70,180	65,180
Additions					5,000
Reclassification			(52,931)
Intangible assets other than goodwill at end of period		17,249	17,249	70,180	70,180
Cost | Software & databases
Intangible assets
Intangible assets other than goodwill at beginning of period			4,340	3,353	3,543
Additions				992
Translation differences					(190)
Disposals				(5)
Intangible assets other than goodwill at end of period		4,340	4,340	4,340	3,353
Cost | Other Intangibles
Intangible assets
Intangible assets other than goodwill at beginning of period			102,000	99,058	99,058
Additions				102,000
Derecognition			(102,000)	(99,058)
Intangible assets other than goodwill at end of period				102,000	99,058
Amortization, Depreciation and impairment
Intangible assets
Intangible assets other than goodwill at beginning of period			(1,618)	(907)	(437)
Derecognition			102,000	99,058
Amortization			(105,674)	(99,768)	(470)
Intangible assets other than goodwill at end of period		(5,292)	(5,292)	(1,618)	(907)
Amortization, Depreciation and impairment | Acquired R&D available for use
Intangible assets
Amortization			(3,392)
Intangible assets other than goodwill at end of period		(3,392)	(3,392)
Amortization, Depreciation and impairment | Software & databases
Intangible assets
Intangible assets other than goodwill at beginning of period			(1,618)	(907)	(437)
Amortization			(282)	(711)	(470)
Intangible assets other than goodwill at end of period		$ (1,900)	(1,900)	(1,618)	$ (907)
Amortization, Depreciation and impairment | Other Intangibles
Intangible assets
Derecognition			102,000	99,058
Amortization			$ (102,000)	$ (99,058)